GCAT NQM DEPOSITOR II, LLC ABS-15G

Exhibit 99.15

Client Name:
Client Project Name:	GCAT 2023-NQM4
Start - End Dates:	12/17/2018 - 6/10/2021
Deal Loan Count:	3

Loan Level Tape Compare Upload

Loans in Report	3

Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
7031795	XXXXXX	Property Type	Detached PUD	Attached PUD
1000003185	XXXXXX	Loan Purpose	Rate and Term Refi	Cashout Refi

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